FAIR VALUE MEASUREMENTS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015
Nonrecurring basis
Other Fair Value Measurement Disclosures
Total losses	$ 3,149,000	$ 1,370,000
Significant other observable inputs (Level 2)
Other Fair Value Measurement Disclosures
Current Maturities of Corporate Borrowings	14,390,000	7,779,000	14,577,000
Corporate Borrowings	1,765,678,000	2,090,332,000	1,788,035,000
Significant unobservable inputs (Level 3)
Other Fair Value Measurement Disclosures
Current Maturities of Corporate Borrowings	1,389,000	1,389,000	1,389,000
Corporate Borrowings	5,555,000	6,944,000	5,555,000
Significant unobservable inputs (Level 3) | Nonrecurring basis
Other Fair Value Measurement Disclosures
Property owned, net	2,342,000
Total Carrying Value
Other Fair Value Measurement Disclosures
Current Maturities of Corporate Borrowings	15,873,000	9,139,000
Corporate Borrowings	1,775,132,000	2,069,672,000
Total Carrying Value | Nonrecurring basis
Other Fair Value Measurement Disclosures
Property owned, net	$ 2,342,000